Employee benefits - Historical information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits
Present value of defined benefit obligation	$ 755,945	$ 636,202	$ 500,072
Plan assets at fair value	(163,651)	(148,392)	(197,254)	$ (259,245)
Plan deficit	592,294	487,810	302,818
Experience adjustments arising from plan assets/liabilities	(1,581)		30,136
Present value of defined benefit obligation [member]
Disclosure of Employee benefits
Experience adjustments arising from plan assets/liabilities	(105,562)	(110,533)	(494)
Experience adjustments arising from plan assets [Member]
Disclosure of Employee benefits
Experience adjustments arising from plan assets/liabilities	$ (1,581)	$ (2,636)	$ 30,136